Other payables and accrued liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Refundable deposits received from vendors		$ 232,141
Accrued contract costs		1,923
Other payables	219,346	204,724
Salary payables	476,442	323,130
Total other payables and accrued liabilities	$ 695,788	$ 761,918